Exploration and Evaluation Assets -Table (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Acquisition:
Balance, beginning of period	$ 38,238	$ 32,690
Option payments	874	4,615
Effect of foreign exchange translation	938	933
Balance, period end	40,050	38,238
Exploration and Evaluation:
Balance, beginning period	61,714	12,971
Exploration costs	14,535	35,613
Lanxess 1A evaluation costs	4,307	12,740
Effect of foreign exchange translation	1,513	390
Balance, period end	82,069	61,714
Exploration and evaluation assets	122,119	99,952
California property
Acquisition:
Balance, beginning of period	21,339	18,460
Option payments	124	2,352
Effect of foreign exchange translation	523	527
Balance, period end	21,986	21,339
Exploration and Evaluation:
Balance, beginning period	4,466	4,333
Exploration costs	1	9
Effect of foreign exchange translation	109	124
Balance, period end	4,576	4,466
Exploration and evaluation assets	26,562	25,805
South West Arkansas Project
Acquisition:
Balance, beginning of period	8,061	14,230
Option payments	9	1,378
Lanxess brine supply costs		(7,953)
Effect of foreign exchange translation	198	406
Balance, period end	8,268	8,061
Exploration and Evaluation:
Balance, beginning period	21,670	4,105
Exploration costs	2,896	17,429
Effect of foreign exchange translation	531	136
Balance, period end	25,097	21,670
Exploration and evaluation assets	33,365	29,731
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Balance, beginning of period	7,953
Lanxess brine supply costs		7,953
Effect of foreign exchange translation	195
Balance, period end	8,148	7,953
Exploration and Evaluation:
Balance, beginning period	17,403	4,533
Lanxess 1A evaluation costs	4,307	12,740
Effect of foreign exchange translation	427	130
Balance, period end	22,137	17,403
Exploration and evaluation assets	30,285	25,356
Texas Properties
Acquisition:
Balance, beginning of period	885
Option payments	741	885
Effect of foreign exchange translation	22
Balance, period end	1,648	885
Exploration and Evaluation:
Balance, beginning period	18,175
Exploration costs	11,638	18,175
Effect of foreign exchange translation	446
Balance, period end	30,259	18,175
Exploration and evaluation assets	$ 31,907	$ 19,060